S000024507 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	17.64%	14.17%	14.58%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	17.29%	13.88%	14.29%